LAND USE RIGHTS (Details) (Land use rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land use rights
Land use rights
Land use right	$ 47,521	$ 48,500
Less: Accumulated amortization	(4,614)	(3,528)
Foreign currency translation adjustment	5,733	5,694
Total	48,640	50,666
Estimated annual amortization expenses
2013	1,156
2014	1,156
2015	1,156
2016	1,156
2017	$ 1,156